ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details)		1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 22, 2024 USD ($) right $ / shares	Aug. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sale of stock, price per share (in dollars per share) | $ / shares	$ 30.00
Sale of stock, right per share, contingency | right	1
Sale of stock, price per share, contingency (in dollars per share) | $ / shares	$ 5.00
Exchange ratio	4
Payments for merger	$ 200,000,000
Ownership percentage (as a percent)	8.00%
Exchange ratio, pro-rate basis (as a percent)	92.00%
Exchange ratio, pro-rate basis, post spin-off transaction (as a percent)	8.00%
Consideration transferred	$ 2,200,000,000
Termination fee	$ 54,500,000
Consummation threshold (as a percent)	50.00%
Reverse termination fee	$ 92,100,000
Accumulated deficit			$ 692,444,000	$ 613,734,000	$ 372,373,000
Cash and cash equivalents			252,483,000	277,924,000	273,865,000
Proceeds from issuance of common stock and pre-funded warrants in private placement				355,000	0
Debt securities, amortized cost			$ 0	$ 0	$ 196,300,000
Number of operating segments | segment			1	1
Private Placement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sale of stock, price per share (in dollars per share) | $ / shares		$ 19.35
Sale of stock, proceeds received		$ 200,000,000
Proceeds from issuance of common stock and pre-funded warrants in private placement		$ 400,000
Sale of stock, shares issued/sold (in shares) | shares		3,621,314
Private Placement | Warrants, Pre-Funded
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock issuable upon exercise of warrants (in shares) | shares		6,714,636